Consolidated Balance Sheets (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000		100,000,000	100,000,000
Common stock, shares issued	19,633,161		19,580,721	17,589,705
Common stock, shares outstanding	19,633,161		19,580,721	17,589,705
Series A 8% Cumulative Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		10,000	10,000
Preferred stock, shares issued		1,413	1,413
Preferred stock, shares outstanding		1,413	1,413
Preferred stock dividend percentage	8.00%	8.00%	8.00%	8.00%
Accounts Payable and Accruals [Member]
Current liabilities of VIE				$ 30,649
Other Current Assets [Member]
Current assets attributable to VIE				3,679
Inventory [Member]
Current assets attributable to VIE				95,441
Accounts Receivable [Member]
Current assets attributable to VIE				20,321
Cash [Member]
Current assets attributable to VIE				$ 8,725